Feb-23-04 11:28 From- T-749 P.002/002 F-115

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04007225

CERTIFS

NYSE

1-31999

RECD S.E.C.
FEB 23 2004
1086

February 23, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 24 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2, Common Shares of beneficial interest, without par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on February 23, 2004. Tentative listing date – February 25, 2004.

Sincerely,

ab1902